COMMITMENTS AND CONTINGENCIES (Detail Textuals)	3 Months Ended		12 Months Ended		3 Months Ended		1 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($) Executive_Officers	Dec. 31, 2011 USD ($)	Mar. 31, 2013 Apex Earn Out Obligation CAD	Mar. 31, 2013 Apex Earn Out Obligation Note USD ($) Installment	Jul. 31, 2013 Apex Earn Out Obligation Subsequent Event CAD
Commitment and Contingencies [Line Items]
Rental expense	$ 185,000	$ 90,000	$ 549,000	$ 378,000
Threshold value of EBITDA defined in agreement							2,000,000
Basic earn out amount defined in agreement							500,000
Maximum Basic earn out amount							3,000,000
Percentage of cash to be paid of basic earn out amount							22.22%
Number of quarterly payment for principal sum due						8
Interest rate on notes payable						9.00%
Interest rate on notes payable after October 31, 2014						11.00%
Minimum net equity capital raised during the term of note payable					5,000,000
Increase rate of interest due to raises in net equity capital						15.00%
Increase rate of interest after first anniversary of raises in net equity capital						20.00%
Maximum Conversion price						$ 1.00
Threshold EBITDA limit for earn out to former owner of Apex					2,000,000
Maximum of earn out payable to former owner of Apex					500,000
Number of executive officers			3